Group information - Additional Information (Detail)	Jun. 07, 2022	Mar. 16, 2022
Allego US Inc.
Disclosure of subsidiaries [line items]
Percentage of acquired		100.00%
MOMA
Disclosure of subsidiaries [line items]
Percentage of acquired	100.00%